Average Annual Total Returns{- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Treasury Money Market Fund - C PRO-16 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Advisor C Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	(0.99%)	0.27%	0.15%